CRYPTOCURRENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cryptocurrencies [Line Items]
Beginning balances	$ 6,187,000	$ 9,582,000	$ 1,087,000
Ending balances	2,175,000	6,187,000	9,582,000
Gains (losses) on fair value changes of cryptocurrency		(3,735,000)
Cryptocurrencies other than United States Dollar Coin [Member]
Cryptocurrencies [Line Items]
Beginning balances	6,088,000	9,527,000	1,087,000
Ending balances	2,086,000	6,088,000	9,527,000
Cost:
Cryptocurrencies [Line Items]
Beginning balances	6,697,000	9,656,000	1,194,000
Additions	865,333,000	655,028,000	172,530,000
Cryptocurrencies received on behalf of related parties			6,312,000
Cryptocurrencies paid on behalf of related parties		(24,852,000)
Disposals	(569,854,000)	(562,894,000)	(170,380,000)
Loan to a third party		(10,222,000)
Purchase of cryptocurrency-denoted wealth management product from a related party	(149,972,000)	(30,004,000)
Loan to related parties	(150,025,000)	(30,015,000)
Ending balances	2,179,000	6,697,000	9,656,000
Cost: | Cryptocurrencies other than United States Dollar Coin [Member]
Cryptocurrencies [Line Items]
Beginning balances	6,598,000	9,601,000	1,194,000
Additions	586,117,000	575,730,000	172,475,000
Cryptocurrencies received on behalf of related parties			6,312,000
Cryptocurrencies paid on behalf of related parties		(24,852,000)
Disposals	(425,649,000)	(513,655,000)	(170,380,000)
Loan to a third party		(10,222,000)
Purchase of cryptocurrency-denoted wealth management product from a related party	(149,972,000)	(30,004,000)
Loan to related parties	(15,004,000)
Ending balances	2,090,000	6,598,000	9,601,000
Impairment:
Cryptocurrencies [Line Items]
Beginning balances	(510,000)	(74,000)	(107,000)
Additions		(436,000)
Disposals	506,000		33,000
Ending balances	(4,000)	(510,000)	(74,000)
Impairment: | Cryptocurrencies other than United States Dollar Coin [Member]
Cryptocurrencies [Line Items]
Beginning balances	(510,000)	(74,000)	(107,000)
Additions		(436,000)
Disposals	506,000		33,000
Ending balances	$ (4,000)	$ (510,000)	$ (74,000)